Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Finite-lived intangible assets
Intangible assets, net consist of the following:

		December 31, 2021
(Amounts in thousands)	Weighted-Average Remaining Useful Lives (in years)	Gross Carrying Amount	Intangibles Sold	Accumulated Amortization	Net Carrying Amount
Capitalized software	2.5	$133,775	$—	$(80,009)	$53,766
Other finite-lived intangible assets - customer relationships and other	6.7	17,658	—	(14,695)	2,963
Indefinite-lived intangible assets - trademarks		1,863	(1,863)	—	—
Total intangible assets, net		$153,296	$(1,863)	$(94,704)	$56,729

		December 31, 2020
(Amounts in thousands)	Weighted-Average Remaining Useful Lives (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Capitalized software	2.1	$103,122	$(58,496)	$44,626
Other finite-lived intangible assets - customer relationships and other	7.7	17,670	(14,263)	3,407
Indefinite-lived intangible assets - trademarks		1,863	—	1,863
Total intangible assets, net		$122,655	$(72,759)	$49,896

Indefinite-lived intangible assets
Intangible assets, net consist of the following:

		December 31, 2021
(Amounts in thousands)	Weighted-Average Remaining Useful Lives (in years)	Gross Carrying Amount	Intangibles Sold	Accumulated Amortization	Net Carrying Amount
Capitalized software	2.5	$133,775	$—	$(80,009)	$53,766
Other finite-lived intangible assets - customer relationships and other	6.7	17,658	—	(14,695)	2,963
Indefinite-lived intangible assets - trademarks		1,863	(1,863)	—	—
Total intangible assets, net		$153,296	$(1,863)	$(94,704)	$56,729

		December 31, 2020
(Amounts in thousands)	Weighted-Average Remaining Useful Lives (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Capitalized software	2.1	$103,122	$(58,496)	$44,626
Other finite-lived intangible assets - customer relationships and other	7.7	17,670	(14,263)	3,407
Indefinite-lived intangible assets - trademarks		1,863	—	1,863
Total intangible assets, net		$122,655	$(72,759)	$49,896

Future amortization expense
Future amortization expense related to intangible assets as of December 31, 2021 is expected to be as follows:

(Amounts in thousands)	Total
2022	$27,075
2023	18,344
2024	9,679
2025	444
2026	444
2027 and beyond	743
Total	$56,729